Summary of Significant Accounting Policies (Tables)	6 Months Ended
Mar. 31, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Life	Estimated useful lives are as follows:
Estimated useful life
Plant and buildings	20 years
Furniture, fixtures and equipment	3-5 years
Vehicles	4-10 years

Schedule of Estimated Economic Useful Lives of the Intangible Assets	Intangible assets with useful lives are amortized using the straight-line approach over the estimated economic useful lives of the assets as follows:
Category	Estimated useful life
Patents	5-10 years
Software copyright	5 years

Schedule of Disaggregation of the Company’s Revenues from Continuing Operations

The following table identifies the disaggregation of the Group’s revenues from continuing operations for the six months ended March 31, 2025 and 2026, respectively:

	Six months ended March 31,
	2025	2026
	(Unaudited)	(Unaudited)
Battery cells, packs and solar cells segment
Sales of products	$5,518,183	$5,258,770
Electronic control system sales segment
Sales of products	636,356	647,498
Others
Maintenance services	360,350	456,749
Other services	50,478	59
Net revenues	$6,565,367	$6,363,076